Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW FROM OPERTING ACTIVIITES
Net loss	$ (3,503,236)	$ (263,234)	$ (607,909)	$ (223,209)
Adjustments to reconcile net loss to net cash (used in) operating activities
Change in non-controlling interest	2,563
Bargain purchase gain				(417,148)
Bad debt expense	223,673			60,460
Forgiveness of debt	(10,087)		(64,725)	(55,450)
Depreciation and amortization	37,019	24,806	47,988	42,840
Lease cost, net of repayment	1,936	5,724	6,297	13,226
Foreign currency (gain) loss	2,164	(10,401)	29,587	18,882
Stock-based compensation	295,448		104,638
Common stock issued for services rendered	925,356
Change in fair value of derivative liability	1,196,132
Amortization of discounts on debt	146,966
Changes in assets and liabilities
Accounts receivable	(415,092)	56,303	65,816	(153,492)
Prepaid expenses and other current assets	90,730	(84,563)	(144,600)	12,019
Other assets			28,647	(4,823)
Accounts payable and accrued expenses	(325,373)	215,446	293,943	238,873
Accrued payroll and payroll taxes	14,738	20,526	55,967	(29,669)
Accrued duties and taxes	76,995	20,105	(2,813)	(15,395)
Deferred revenue	30,974			(3,623)
Total adjustments	2,294,142	247,946	420,745	(293,300)
Net cash (used in) operating activities	(1,209,094)	(15,288)	(187,164)	(516,509)
CASH FLOWS FROM INVESTING ACTIVITES
Cash received in acquisition of Mimo	42,905			234
Cash received in acquisition of Rohuma	5,951
Acquisition of Mimo	(21,856)
Restricted cash received in acquisition of Mann				185,399
Advances of note receivable - related party		(173,802)	(227,877)
Acquisition of fixed assets	(2,010)	(2,011)	(3,709)	(3,417)
Net cash provided by (used in) investing activities	24,990	(175,813)	(231,586)	182,216
CASH FLOWS FROM FINANCING ACTIVITES
Increase in cash overdraft	45,258	37,277	(228,745)	(36,691)
Proceeds from the issuance of common stock	494,500
Proceeds from convertible notes	515,000
Repayment of convertible notes	(20,000)
Proceeds from long-term debt - related parties	1,122,096	144,759	554,940	593,201
Repayment of long-term debt - related parties	(681,968)	(25,000)	(42,100)	(104,841)
Proceeds from long-term debt	50,331	42,797	197,540	143,600
Repayments of long-term debt	(96,499)	(25,284)	(196,202)	(71,602)
Net cash provided by financing activities	1,428,718	174,549	285,433	523,667
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	244,614	(16,552)	(133,317)	189,374
CASH AND RESTRICTED CASH - BEGINNING OF PERIOD	58,404	191,721	191,721	2,347
CASH AND RESTRICTED CASH - END OF PERIOD	303,018	175,169	58,404	191,721
CASH PAID DURING THE PERIOD FOR:
Interest expense	21,908	55,484	84,830	11,782
Income taxes	81,996	946	1,609
Acquisition of Mann:
Accounts receivable				506,951
Prepaid and other current assets				216,956
Right-of-use asset				576,566
Fixed assets				68,260
Other assets				37,950
Investment				42,248
Customer relationships				448,800
Tradename				49,799
Accounts payable and accrued expenses				(173,197)
Accrued payroll and related taxes				(325,629)
Accrued duties and taxes				(66,765)
Lease liability				(585,207)
Deferred revenue				(3,618)
Long-term debt				(90,314)
Cash overdraft				(471,017)
Cash				234
Restricted cash				185,399
Total net assets acquired				417,416
Consideration per Share Exchange Agreement				268
Goodwill/(Bargain Purchase Gain)				$ (417,148)
Common stock issued for conversion of long-term debt, related and unrelated parties	224,688
Rohuma, LLC [Member]
Acquisition of Mann:
Accounts receivable	4,179
Prepaid and other current assets	8,943
Fixed assets	4,512
Investment	1,440
Accounts payable and accrued expenses	(58,153)
Accrued duties and taxes	(2,688)
Long-term debt - related parties	(37,776)
Long-term debt	(10,000)
Cash overdraft	(2,980)
Cash	6,027
Total net assets acquired	(86,496)
Consideration per Share Exchange Agreement	3,433,776
Goodwill/(Bargain Purchase Gain)	3,520,272
MIMO Technologies PVT Ltd [Member]
Acquisition of Mann:
Accounts receivable	58,692
Prepaid and other current assets	272,872
Fixed and intangible assets	153,186
Accounts payable and accrued expenses	(708,833)
Accrued payroll and related taxes	(104,750)
Accrued duties and taxes	(28,213)
Long-term debt - related parties	(343,118)
Long-term debt	(236,712)
Comprehensive income	(42,735)
Cash	43,851
Total net assets acquired	(935,760)
Consideration per Share Exchange Agreement	2,063,315
Goodwill/(Bargain Purchase Gain)	$ 2,999,075